Net Loss Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss Per Share
18. Net Income (Loss) Per Share

	Year Ended December 31,
	2023 $	2022 $	2021 $
Net income (loss) attributable to the shareholders of Teekay:
- Continuing operations - basic and diluted	150,641	36,755	(102,671)
- Discontinued operations - basic and diluted	—	41,652	110,477
	150,641	78,407	7,806
Increase in net earnings for interest expense recognized during the period relating to Convertible notes	—	1,675	—
Reduction in net earnings due to dilutive impact of equity-based awards in Teekay Tankers	(1,754)	(743)	—
Accretion add back due to if-converted method adoption	—	143	—
Net income attributable to the shareholders of Teekay - Diluted	148,887	79,482	7,806

Weighted average number of common shares (1)	94,484,659	102,119,129	102,148,629
Dilutive effect of Convertible Notes	—	1,810,599	—
Dilutive effect of equity-based awards	2,160,310	485,869	—
Common stock and common stock equivalents	96,644,969	104,415,597	102,148,629

Net income (loss) per common share
- Continuing operations - basic	1.59	0.36	(1.01)
- Discontinued operations - basic	—	0.41	1.08
- Basic	1.59	0.77	0.08

- Continuing operations - diluted	1.54	0.35	(1.01)
- Discontinued operations - diluted	—	0.40	1.08
- Diluted	1.54	0.76	0.08
(1) Includes 809,997 shares of common stock related to non-forfeitable equity-based awards for the year ended December 31, 2023.

Equity-based awards that have an anti-dilutive effect on the calculation of diluted income (loss) per common share from continuing operations are excluded from diluted income (loss) per common share, including diluted income (loss) per common share from continuing operations and discontinued operations. For the years ended December 31, 2023, 2022 and 2021, 2.3 million, 5.1 million and 5.6 million shares, respectively, of Common Stock from equity-based awards were excluded from the computation of diluted earnings per common share for these periods, as including them would have had an anti-dilutive impact.